Taxes (Details) - Schedule of Components of the Aggregate Deferred Tax Assets and Liabilities	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)
Deferred Tax Assets
Net operating loss carryforwards	$ 657,476	$ 84,203	$ 419,847
Less: valuation allowance	(657,476)	(84,203)	(419,847)
Deferred tax assets, net